FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2021
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Foreign currency translation on:
Property, plant and equipment, at fair value	11	$(1,527)	$(624)	$(174)
Goodwill	16	(121)	(20)	(10)
Borrowings	13	479	(87)	25
Deferred income tax liabilities and assets	10	329	60	19
Other assets and liabilities		11	(19)	2
		$(829)	$(690)	$(138)